Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Limited partners' interest in net income for basic net income per common unit	$ 19,586	$ 134,977	$ 174,607
Weighted average number of common units	79,617,778	79,568,352	78,896,767
Dilutive effect of unit based compensation	173,263	103,506	64,335
Common units and common unit equivalents	79,791,041	79,671,858	78,961,102
Limited partner's interest in net income per common unit:
basic (USD per unit)	$ 0.25	$ 1.70	$ 2.21
diluted (USD per unit)	$ 0.25	$ 1.69	$ 2.21